Description of Business (Details) - Schedule of summarizes the Company’s centers by country and major brand	Jul. 03, 2022	Jun. 27, 2021
Description of Business (Details) - Schedule of summarizes the Company’s centers by country and major brand [Line Items]
Bowling centers	317	291
United States
Description of Business (Details) - Schedule of summarizes the Company’s centers by country and major brand [Line Items]
Bowling centers	310	283
United States | Bowlero [Member]
Description of Business (Details) - Schedule of summarizes the Company’s centers by country and major brand [Line Items]
Bowling centers	161	133
United States | AMF and Other [Member]
Description of Business (Details) - Schedule of summarizes the Company’s centers by country and major brand [Line Items]
Bowling centers	147	136
United States | Bowlmor [Member]
Description of Business (Details) - Schedule of summarizes the Company’s centers by country and major brand [Line Items]
Bowling centers	2	14
Mexico (AMF) [Member]
Description of Business (Details) - Schedule of summarizes the Company’s centers by country and major brand [Line Items]
Bowling centers	5	6
Canada (AMF and Bowlero) [Member]
Description of Business (Details) - Schedule of summarizes the Company’s centers by country and major brand [Line Items]
Bowling centers	2	2